MML Equity Index Fund

To Our Shareholders

More Positive News From The U.S.

As we begin 1998, the U.S. economy appears to be embarking on its eighth consecutive year of expansion. By almost any measure, 1997 was a solidly good year. Consumption was up, consumer confidence reached a 28-year high, unemployment hit a 24-year low, gains were made in personal income and corporate profits, housing starts and new and existing housing sales were up, and the Federal budget deficit was reduced to a point where 1998 may even see a small surplus.

All of this happened against a backdrop of declining price pressures fueling debate over the relevance of the Phillips Curve, which is the historical model suggesting that economic growth will eventually breed inflation. Inflation measured by the Consumer Price Index remained below two percent, down from 1996 levels, and both the Producer Price Index and commodities prices dropped. Without inflationary pressures, the Federal Reserve, which had raised interest rates by 25 basis points in March, did not take action again for the remainder of the year, and rates consequently declined.

Against Uncertainty From Overseas

Working counter to the forces supporting the domestic economy over the past year was the financial breakdown in the Pacific Rim. After years of overinvestment, weak infrastructure and poor economic policy, high-flying markets including South Korea, Thailand and Indonesia suffered tremendous losses during the second half of 1997.

The problems these economies face are deep and far-reaching, and recognition of this fact has caused turmoil in markets throughout the world. Japan, which has fiscal problems of its own, is a close trading partner to much of the rest of Southeast Asia and will be impacted by weakness there. The U.S. has seen effects of the Asian crisis on a number of levels. The uncertainty created by the Asian crisis added volatility to an already nervous stock market, precipitating a one day drop in the Dow Jones Industrial Average of over 500 points in late October. A flight to quality in the currency markets bolstered the U.S. dollar, making American exports expensive in overseas markets and potentially increasing the trade deficit. Domestic firms that rely on sales to Asian markets may see profits come under pressure as orders decline, and competitive price pressures from Asian exporters may impact the ability for companies to raise prices on a global basis.

Strength Overcame Volatility in Stocks

Even though the U.S. stock market increased in volatility, it turned in impressive results for the year. As of December 31, 1997, the S&P 500 was up 33.37%, the Dow Jones Industrial Average increased 24.93 %, the NASDAQ was up 21.63% and the Russell 2000 earned 22.36%.

Because of the uncertainty inherent in a market that's enjoyed such a tremendous three-year advance, plus the concerns that arose from the Asian markets' problems, it was large cap growth stocks that benefited most during the year. These companies, which are well-represented in indices like the S&P 500, were part of a `flight to quality' that the market experienced over the course of the year. They are companies that are large enough to endure competitive pressures, and due to their large capitalization, their stocks are very liquid.

A Profitable Year For Bonds

The bond market also advanced during 1997. After the Federal Reserve's March tightening, rates began to decline, and bonds rallied as a result. During the second half of the year, investors moved into bonds as a safe haven from stock market volatility. Rates declined and the yield curve flattened.

Toward the end of the year, bonds paying higher yields than Treasuries seemed to offer the best opportunities. For the first time in quite a while, there was some risk premium available in moving lower in quality.

Strategic Positioning For The Future

We expect the positive economic factors that determined 1997's market to outweigh Asian concerns as 1998 continues. While the situation in the Far East is dominating current market psychology, the International Monetary Fund is assembling both the personnel and the financing necessary to begin restoring investor confidence and economic stability to the region. If that takes hold, domestic factors should begin to take precedence again. All things considered, we expect another year of economic growth, but at less vigorous levels than what we've seen recently.

                                                 /s/ Stuart H. Reese

                                                 Stuart H. Reese
                                                 President
                                                 MML Equity Index Fund

January 30, 1998

MML Equity Index Fund Portfolio Review(*)

For the eight-month period ended December 31, 1997, since inception of the Fund, the portfolio realized a total return of 21.39 percent, while the Standard & Poor's 500 Stock Index had a total return of 22.56 percent. The portfolio is designed to replicate the large capitalization United States equity market as it is represented by the S & P 500 Index for the same period. Large capitalization equities had a very strong year in 1997, outperforming both small and mid capitalization stocks. In 1997, some of the best performing groups in the S & P 500 were trucking, savings and loan, brokerage and investment banking companies.

As a portfolio that mirrors the holdings of an existing stock index, we will continue to make the appropriate changes in accordance with the portfolio's investment objective.

(*) Standard & Poor's, "S&P", "Standard & Poor's 500", "S&P 500" and "500" are trademarks of The McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"), or The McGraw-Hill Companies, Inc. S&P makes no representation regarding the advisability of investing in the Fund.

MML Equity Index Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS
Investments at value (See Schedule of Investments) (Notes 2A, 2B, and 4)
 Equities (Identified cost: $20,277,732).........................................       $ 24,449,294
 Short-term investments (Identified cost: $28,284)...............................             28,284
                                                                                        ------------
  Total investments..............................................................         24,477,578
Interest and dividends receivable................................................             34,053
Receivable for investment securities sold........................................              6,831
                                                                                        ------------
  Total assets...................................................................         24,518,462
                                                                                        ------------

LIABILITIES
Accrued dividends payable........................................................            226,089
Payable for investment securities purchased......................................              4,327
Investment management fee payable (Note 3).......................................             61,760
Accrued trustees' fees...........................................................              4,523
Accrued audit fees...............................................................             20,000
                                                                                        ------------
  Total liabilities..............................................................            316,699
                                                                                        ------------

NET ASSETS.......................................................................      $  24,201,763
                                                                                        ============

Net assets consist of:
Series shares (par value $.01 per share; an unlimited number authorized) (Note 5)       $     20,026
Additional paid-in capital.......................................................         20,009,993
Undistributed net investment income (Notes 2C and 2D)............................                235
Undistributed net realized loss on investments...................................                (53)
Net unrealized appreciation on investments (Note 2A).............................          4,171,562
                                                                                        ------------
NET ASSETS.......................................................................       $ 24,201,763
                                                                                        ============

Outstanding series shares........................................................          2,002,675
                                                                                        ============

Net asset value per share........................................................       $      12.08
                                                                                        ============

                      See Notes to Financial Statements.

MML Equity Index Fund

STATEMENT OF OPERATIONS

For the Period From May 1, 1997 (Commencement of Operations) through December 31, 1997

Investment income (Note 2B)
Dividends (Net of foreign withholding tax of $312)                                  $     272,010
Interest                                                                                   12,011
                                                                                    -------------
 Total income                                                                             284,021
                                                                                    -------------

Expenses
Investment management fee (Note 3)                                                         61,760
Audit fees                                                                                 20,000
Trustees' fees                                                                             17,661
Other                                                                                           2
                                                                                    -------------
 Total expenses                                                                            99,423
                                                                                    -------------

Net investment income (Notes 2C and 2D)                                                   184,598
                                                                                    -------------

Net realized and unrealized gain on investments (Notes 2A, 2B, 2C and 2D)
Net realized gain on investments (Notes 2B, 2C, and 20)                                    41,673
                                                                                    -------------
Net unrealized appreciation on investments (Note 2A)                                    4,171,562
                                                                                    -------------
Net gain                                                                                4,213,235
                                                                                    -------------
Net increase in net assets resulting from operations                                $   4,397,833
                                                                                    =============

                      See Notes to Financial Statements.

MML Equity Index Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period From May 1, 1997 (Commencement of Operations) through December 31, 1997

Increase in net assets
Operations:
Net investment income................................................................  $   184,598
Net realized gain on investments.....................................................       41,673
Net unrealized appreciation on investments...........................................    4,171,562
                                                                                       -----------
Net increase in net assets resulting from operations.................................    4,397,833
 Distributions to shareholders from: (Note 2C)
  Net investment income..............................................................     (184,363)
  Net realized gains on investments..................................................      (41,726)
 Net increase in capital share transactions (Note 5).................................   20,030,019
                                                                                       -----------
   Total increase....................................................................   24,201,763

NET ASSETS, at beginning of period...................................................            0
                                                                                       -----------

NET ASSETS, at end of year...........................................................  $24,201,763
                                                                                       ===========

Undistributed net investment income included in net assets at the end of the year....  $       235
                                                                                       ===========

                      See Notes to Financial Statements.

MML Equity Index Fund

FINANCIAL HIGHLIGHTS

For the Period From May 1, 1997 (Commencement of Operations) through December 31, 1997

Selected per share data for a series shares outstanding throughout the period.

Net asset value:
  Beginning of period......................................   $  10.000
                                                              ---------

Income from investment operations:
Net investment income......................................       0.092
Net realized and unrealized gain on investments............       2.101
                                                              ---------
Total from investment operations...........................       2.193
                                                              ---------

Less Distributions:
Dividends from net investment income.......................      (0.092)
Distributions from net realized gains......................      (0.021)
                                                              ---------
Total Distributions........................................      (0.113)
                                                              ---------

Net asset value:
  End of period............................................   $  12.080
                                                              =========
Total return...............................................       21.39%*

Net assets (in millions):
  End of year..............................................   $  24,202
Ratio of operating expenses to average net assets..........        0.43%**
Ratio of net investment income to average net assets.......        0.80%**
Portfolio turnover rate....................................           2%
Average commission rate paid...............................   $  0.0309

* Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for the period shown. Percentage represents results for the year and are not annualized.
** Percentages represent results for the year and are not annualized.



                      See Notes to Financial Statements.

MML Equity Index Fund

SCHEDULE OF INVESTMENTS
December 31, 1997


                                                          Number         Market
                                                            of           Value
                                                          Shares       (Note 2A)
                                                          ------       ---------
EQUITIES - 101.02%

Advertising - 0.20%
  Interpublic Group of Companies, Inc. ............          450      $   22,416
  Omnicom Group Inc. ..............................          600          25,425
                                                      ----------      ----------
                                                           1,050          47,841
                                                      ----------      ----------

Aerospace - 1.77%
  AlliedSignal Inc. ...............................        1,800          70,088
  Boeing Company...................................        3,310         161,983
  General Dynamics Corporation.....................          200          17,287
  Lockheed Martin Corporation......................          600          59,100
  Northrop Grumman Corporation.....................          200          23,000
  Textron, Inc. ...................................          600          37,500
  United Technologies Corporation..................          800          58,250
                                                      ----------      ----------
                                                           7,510         427,208
                                                      ----------      ----------

Airlines - .41%
  AMR Corporation*.................................          300          38,550
  Delta Air Lines, Inc. ...........................          200          23,800
  Southwest Airlines Company.......................          750          18,469
  USAirways Group, Inc.*...........................          300          18,750
                                                      ----------      ----------
                                                           1,550          99,569
                                                      ----------      ----------

Apparel, Textiles, Shoes - .30%
  Fruit of the Loom Inc.*..........................          300           7,687
  Liz Claiborne Inc. ...............................         200           8,362
  NIKE, Inc., Class B..............................          900          35,325
  Reebok International, Inc.*......................          100           2,881
  VF Corporation...................................          400          18,400
                                                      ----------      ----------
                                                           1,900          72,655
                                                      ----------      ----------

Automobiles - 1.72%
  Chyster Corporation..............................        2,200          77,413
  Ford Motor Company...............................        3,800         185,013
  General Motors Corporation.......................        2,400         145,500
  Navistar International Corporation*..............          300           7,444
                                                      ----------      ----------
                                                           8,700         415,370
                                                      ----------      ----------

Automobile Parts & Equipment - .41%
  AutoZone, Inc.*..................................          400          11,600
  Cummins Engine, Inc. ............................          100           5,906
  Dana Corporation.................................          300          14,250
  Echlin Inc. .....................................          200           7,238
  Genuine Parts Company............................          600          20,362
  Johnson Controls Inc. ...........................          300          14,325
  Pep Boys-Manny, Moe & Jack.......................          200           4,775
  TRW Inc. ........................................          400          21,350
                                                      ----------      ----------
                                                           2,500          99,806
                                                      ----------      ----------

Banks - 9.27%
  Banc One Corporation.............................        1,900         103,194
  Bank of New York Inc. ...........................        1,300          75,156
  BankAmerica Corporation..........................        2,200         160,600
  BankBoston Corporation...........................          500          46,969
  Bankers Trust, New York Corporation..............          200          22,488
  Barnett Banks Inc. ..............................          600          43,125
  BB&T Corporation.................................          400          25,625
  Chase Manhattan Corporation......................        1,400         153,300
  Citicorp.........................................        1,500         189,656
  Comerica Inc. ...................................          300          27,075
  CoreStates Financial Corporation.................          800          64,050
  Fifth Third Bancorporation.......................          450          36,788
  First Chicago Corporation........................        1,000          83,500
  First Union Corporation..........................        2,000         102,500
  Fleet Financial Group Inc. ......................          800          59,950
  Huntington Bancshares............................          600          21,600
  KeyCorp (New)....................................          700          49,569
  MBNA Corporation.................................        1,650          45,066
  Mellon Bank Corporation..........................        1,000          60,625
  Morgan Stanley, Dean Witter,
    Discover & Company.............................        1,825         107,903
  Morgan (J.P.) & Company, Inc. ...................          600          67,725
  National City Corporation........................          700          46,025
  NationsBank Corporation..........................        2,500         152,031
  Norwest Corporation..............................        2,200          84,975
  PNC Bank Corporation.............................        1,000          57,062
  Republic New York Corporation....................          200          22,837
  State Street Corporation.........................          500          29,094
  SunTrust Banks Inc. .............................          800          57,100
  U.S. Bancorp.....................................          877          98,169
  Wachovia Corporation.............................          600          48,675
  Wells Fargo & Company............................          300         101,831
                                                      ----------      ----------
                                                          31,402       2,244,263
                                                      ----------      ----------

Broadcasting - .10%
  Clear Channel Communications* ...................          200          15,888
  Meredith Corporation ............................          200           7,137
                                                      ----------      ----------
                                                             400          23,025
                                                      ----------      ----------
Building Materials - .77%
  Centex Corporation...............................          100           6,294
  Crane Company....................................          200           8,675
  Fleetwood Enterprises............................          100           4,244
  Home Depot Inc. .................................        2,250         131,766
  Kaufman & Broad Home Corporation.................          100           2,244
  Masco Corporation................................          500          25,437
  Pall Corporation.................................          400           8,275
                                                      ----------      ----------
                                                           3,650         186,935
                                                      ----------      ----------

Business Equipment and Supplies - 1.99%
  Avery Dennison Corporation.......................          400          17,900
  Ikon Office Solutions............................          400          11,250
  International Business Machines Corporation......        3,200         334,600
  Pitney Bowes Inc. ...............................          500          44,969
  Xerox Corporation................................        1,000          73,812
                                                      ----------      ----------
                                                           5,500         462,531
                                                      ----------      ----------

Business Services - .48%
  Cedant Corporation*..............................        2,261          77,730
  Deluxe Corporation...............................          200           6,913
  Federal Express Corporation*.....................          400          24,425
  Harland (John H.) Company........................          100           2,094
  Moore Corporation Ltd............................          300           4,537
                                                      ----------      ----------
                                                           3,261         115,699
                                                      ----------      ----------

Chemicals and Plastics - 3.17%
  Air Products & Chemicals Inc. ...................          400          32,900
  Dow Chemical Company.............................          800          81,200
  duPont (E.I.) deNemours & Company................        3,600         216,225
  Eastman Chemical Company.........................          200          11,913
  Ecolab Inc. .....................................          200          11,088
  Engelhard Corporation............................          500           8,668
  FMC Corporation*.................................          100           6,731
  Grace (W.R.) & Company...........................          200          16,087
  Great Lakes Chemical Corporation.................          200           8,975
  Hercules, Inc. ..................................          300          15,019

MML Equity Index Fund

December 31, 1997

                                                            Number      Market
                                                              of        Value
                                                            Shares    (Note 2A)
                                                            ------    ----------
EQUITIES (Continued)

Chemicals and Plastics (Continued)
  Kerr-McGee Corporation ...........................           200    $   12,662
  Mallinckrodt Group Inc. ..........................           300        11,400
  Minnesota Mining & Manufacturing Company .........         1,300       106,681
  Monsanto Company .................................         1,900        79,800
  Morton International Inc. ........................           400        13,750
  Nalco Chemical Company ...........................           200         7,912
  Praxair Inc ......................................           500        22,500
  Raychem Corporation ..............................           200         8,612
  Rockwell International Corporation ...............           700        36,575
  Rohm & Haas Company ..............................           200        19,150
  Sigma-Aldrich Corporation ........................           300        11,925
  Union Camp Corporation ...........................           200        10,737
  Union Carbide Corporation ........................           400        17,175
                                                        ----------    ----------
                                                            13,300       767,705
                                                        ----------    ----------
Coal - .22%
  CSX Corporation ..................................           700        37,800
  Eastern Enterprises ..............................           100         4,500
  Fluor Corporation ................................           300        11,213
                                                        ----------    ----------
                                                             1,100        53,513
                                                        ----------    ----------
Communication Equipment - 1.35%
  Cabletron Systems, Inc.* .........................           500         7,500
  GTE Corporation ..................................         3,000       156,750
  Harris Corporation ...............................           200         9,175
  Motorola, Inc. ...................................         1,900       108,419
  National Semiconductor Corporation* ..............           400        10,375
  Scientific-Atlanta Inc. ..........................           200         3,350
  Tellabs, Inc.* ...................................           600        31,725
                                                        ----------    ----------
                                                             6,800       327,294
                                                        ----------    ----------
Computer Hardware, Software or Services - 7.20%
  Adobe Systems Inc. ...............................           200         8,250
  Advanced Micro Devices Inc.* .....................           400         7,175
  AMP Inc. .........................................           700        29,400
  Apple Computer Inc.* .............................           400         5,250
  Autodesk, Inc. ...................................           200         7,400
  Automatic Data Processing Inc. ...................           900        55,238
  Bay Networks, Inc.* ..............................           600        15,338
  Ceridian Corporation* ............................           200         9,163
  CISCO Systems Inc. ...............................         3,150       175,613
  Compaq Computer Corporation ......................         2,410       136,014
  Computer Associates International Inc. ...........         1,650        87,244
  Computer Sciences Corporation* ...................           200        16,513
  Data General Corporation* ........................           100         1,744
  Dell Computer Corporation ........................         1,200       100,800
  Digital Equipment Corporation* ...................           500        18,500
  Honeywell, Inc. ..................................           400        27,400
  Intel Corporation ................................         5,200       365,300
  Microsoft Corporation* ...........................         3,900       504,075
  Novell Inc.* .....................................         1,100         8,250
  Oracle Systems Corporation .......................         3,300        73,631
  Parametric Technology Corporation* ...............           400        18,950
  Seagate Technologies Inc.* .......................           800        15,400
  Sun Microsystems Inc.* ...........................         1,200        47,850
  Unisys Corporation* ..............................           500         6,937
                                                        ----------    ----------
                                                            29,610     1,741,435
                                                        ----------    ----------
Computer - Semiconductors - .33%
  Applied Materials* ...............................         1,200        36,150
  EMC Corporation ..................................         1,600        43,900
                                                        ----------    ----------
                                                             2,800        80,050
                                                        ----------    ----------

Consumer Non-Durables - 3.65%
 Corning Inc. ......................................           700        25,988
 General Electric Corporation ......................        10,600       777,775
 Grainger (W.W.), Inc. .............................           200        19,437
 Lowe's Companies Inc. .............................           600        28,612
 Newell Company ....................................           500        21,250
 Whitman Corporation ...............................           400        10,425
                                                        ----------    ----------
                                                            13,000       883,487
                                                        ----------    ----------
Consumer Services - .21%
 Block (H & R) Inc. ................................           300        13,444
 Manor Care Inc. ...................................           200         7,000
 Service Corporation International .................           800        29,550
                                                        ----------    ----------
                                                             1,300        49,994
                                                        ----------    ----------
Consumer Staples - .09%
 Pioneer Hi-Bred International Inc. ................           200        21,450
                                                        ----------    ----------
Containers -- .18%
 Ball Corporation ..................................           100         3,531
 Crown Cork & Seal Company Inc. ....................           400        20,050
 Owens-Illinois Inc., New* .........................           500        18,969
                                                        ----------    ----------
                                                             1,000        42,550
                                                        ----------    ----------
Cosmetics-Toiletry - .15%
 Alberto-Culver Company, Class B ...................           200         6,413
 Avon Products Inc. ................................           500        30,688
                                                        ----------    ----------
                                                               700        37,101
                                                        ----------    ----------
Diversified - 1.62%
 Aeroquip-Vickers, Inc. ............................           100         4,906
 CBS Corporation ...................................         2,200        64,763
 Cognizant Corporation .............................           500        22,281
 Fortune Brands, Inc. ..............................           500        18,531
 Loews Corporation .................................           300        31,837
 Raytheon Company, Class A .........................           153         7,547
 Raytheon Company, Class B .........................           700        35,350
 Tyco International Ltd. ...........................         1,800        81,112
 Unilever N.V. .....................................         2,000       124,875
                                                        ----------    ----------
                                                             8,253       391,202
                                                        ----------    ----------
Electrical Equipment - 1.32%
 Cooper Industries Inc. ............................           300        14,700
 FirstEnergy Corporation* ..........................           800        23,200
 Foster Wheeler Corporation ........................           100         2,706
 General Signal Corporation ........................           100         4,219
 Hewlett-Packard Company ...........................         3,300       206,250
 Tektronix Inc. ....................................           150         5,953
 Texas Instruments Inc. ............................         1,200        54,000
 Thomas & Betts Corporation ........................           200         9,450
                                                        ----------    ----------
                                                             6,150       320,478
                                                        ----------    ----------
Electronics - .51%
 Eaton Corporation .................................           200        17,850
 EG&G Inc. .........................................           200         4,163
 Emerson Electric Company ..........................         1,400        79,013
 KLA-Tenecor Corporation* ..........................           200         7,725
 Tandy Corporation .................................           400        15,425
                                                        ----------    ----------
                                                             2,400       124,176
                                                        ----------    ----------
Energy and Resources - .21%
 Burlington Resources, Inc. ........................           552        24,737
 Dresser Industries Inc. ...........................           600        25,163
                                                        ----------    ----------
                                                             1,152        49,900
                                                        ----------    ----------

MML Equity Index Fund

December 31, 1997


                                                           Number        Market
                                                             of          Value
                                                           Shares      (Note 2A)
                                                           ------      ---------
EQUITIES (Continued)

Entertainment - 1.80%
  Brunswick Corporation...........................            300     $    9,094
  Disney (Walt) Company...........................          2,100        208,031
  Harcourt General Corporation....................            300         16,444
  Hasbro Inc. ....................................            400         12,600
  ITT Corporation (New)*..........................            400         33,150
  King World Productions, Inc. ...................            100          5,775
  Mattel, Inc. ...................................            900         33,525
  Time Warner Inc. ...............................          1,900        117,800
                                                       ----------     ----------
                                                            6,400        436,419
                                                       ----------     ----------

Environmental Control - .02%
  Safety-Kleen Corporation........................            200          5,487
                                                       ----------     ----------

Financial Services - 3.96%
  American Express Company........................          1,500        133,875
  American General Corporation....................            710         38,384
  Beneficial Corporation..........................            200         16,625
  Countrywide Credit Industries...................            400         17,150
  Dow Jones & Company Inc. .......................            300         16,106
  Equifax, Inc. ..................................            400         14,175
  Federal Home Loan Mortgage Corporation..........          2,300         96,456
  Federal National Mortgage Association...........          3,500        199,719
  First Data Corporation..........................          1,500         43,875
  Green Tree Financial Corporation................            500         13,094
  Household International, Inc. ..................            300         38,269
  Merrill Lynch & Company Inc. ...................          1,000         72,937
  Pulte Corporation...............................            100          4,181
  Schwab (Charles) Corporation....................          1,050         44,034
  Temple-Inland Inc. .............................            200         10,482
  Travelers Group Inc. ...........................          3,678        198,152
                                                       ----------     ----------
                                                           17,638        957,494
                                                       ----------     ----------

Food and Beverages - 7.18%
  Albertson's, Inc. ..............................            800         37,900
  Anheuser-Busch Companies Inc. ..................          1,600         70,400
  Campbell Soup Company...........................          1,500         87,188
  Coca-Cola Company...............................          7,900        526,338
  ConAgra Inc. ...................................          1,400         45,938
  Coors (Adolph) Company, Class B.................            100          3,325
  CPC International Inc. .........................            500         53,875
  Heinz (H.J.) Company............................          1,200         60,975
  Hershey Foods Corporation.......................            500         30,969
  Kellogg Company.................................          1,400         69,475
  PepsiCo Inc. ...................................          4,900        178,544
  Philip Morris Companies Inc. ...................          7,800        353,437
  Quaker Oats Company.............................            400         21,100
  Ralston-Purina Group............................            300         27,881
  Sara Lee Corporation............................          1,500         84,469
  Seagram Company Ltd.............................          1,200         38,775
  UST Inc. .......................................            600         22,162
  Wrigley (Wm) Jr. Company........................            300         23,869
                                                       ----------     ----------
                                                           33,900      1,736,620
                                                       ----------     ----------

Food Distribution - .83%
  Archer-Daniels-Midland Company..................          1,890         40,989
  Costco Companies Inc.*..........................            700         31,238
  General Mills Inc. .............................            500         35,812
  Giant Food, Inc., Class A.......................            200          6,737
  Great Atlantic & Pacific Tea Company Inc. ......            100          2,969
  Kroger Company..................................            800         29,550
  Supervalu Inc. .................................            200          8,375
  Sysco Corporation...............................            500         22,781
  Winn Dixie Stores Inc. .........................            500         21,844
                                                       ----------     ----------
                                                            5,390        200,295
                                                       ----------     ----------

Freight and Shipping - .04%
  Caliber Systems Inc. .............................          200          9,738
                                                       ----------     ----------

Glass Products - .17%
Owens Corning Fiberglass Corporation................          200          6,825
PPG Industries Inc. ................................          600         34,275
                                                       ----------     ----------
                                                              800         41,100
                                                       ----------     ----------

Health Care Facilities - .44%
  Columbia/HCA Healthcare Corporation...............        2,100         62,213
  Humana Inc.*......................................          500         10,375
  Tenet Healthcare Corporation*.....................        1,000         33,125
                                                       ----------     ----------
                                                            3,600        105,713
                                                       ----------     ----------

Health Care Products - 3.80%
  Abbott Laboratories...............................        2,400        157,350
  Allergan, Inc. ...................................          200          6,713
  Bausch & Lomb Inc. ...............................          200          7,925
  Becton, Dickinson & Company.......................          400         20,000
  Merck & Company Inc. .............................        3,900        414,375
  Pfizer, Inc. .....................................        4,200        313,162
                                                       ----------     ----------
                                                           11,300        919,525
                                                       ----------     ----------

Holding Companies - .16%
  Providian, LLC....................................          300         13,556
  Public Service Enterprise.........................          800         25,350
                                                       ----------     ----------
                                                            1,100         38,906
                                                       ----------     ----------

Home Appliances - .43%
  Black & Decker Corporation........................          300         11,719
  Illinois Tool Works Inc. .........................          800         48,100
  Maytag Corporation................................          300         11,194
  Snap-On, Inc. ....................................          200          8,725
  Stanley Works.....................................          300         14,156
  Whirlpool Corporation.............................          200         11,000
                                                       ----------     ----------
                                                            2,100        104,894
                                                       ----------     ----------

Home Furnishings and Housewares - .78%
  American Home Products Corporation................        2,000        153,000
  Armstrong World...................................          100          7,475
  Rubbermaid, Inc. .................................          500         12,500
  Springs Industries, Inc. .........................          200         10,400
  Tupperware Corporation............................          200          5,575
                                                       ----------     ----------
                                                            3,000        188,950
                                                       ----------     ----------

Hotels and Restaurants - .87%
  Darden Restaurants Inc. ..........................          500          6,250
  Harrah's Entertainment Corporation*...............          300          5,662
  Hilton Hotels Corporation.........................          800         23,800
  Marriott International Inc. ......................          400         27,700
  McDonald's Corporation............................        2,300        109,825
  Mirage Resorts, Inc.*.............................          600         13,650
  Tricon Global Restaurants Inc.*...................          490         14,241
  Wendy's International Inc. .......................          400          9,625
                                                       ----------     ----------
                                                            5,790        210,753
                                                       ----------     ----------

Insurance - 4.25%
  Aetna Life & Casualty Company.....................          500         35,281
  Allstate Corporation..............................        1,500        136,313
  American International Group, Inc. ...............        2,250        244,688
  AON Corporation...................................          600         35,175
  Chubb Corporation.................................          600         45,375
  CIGNA Corporation.................................          300         51,919
  Cincinnati Financial Corporation..................          200         28,150

MML Equity Index Fund

December 31, 1997

                                                             Number      Market
                                                               of        Value
                                                             Shares    (Note 2A)
                                                             ------    ---------
EQUITIES (Continued)

Insurance (Continued)
  Conseco, Inc. ......................................          500   $   22,719
  General Re Corporation..............................          300       63,600
  Hartford Financial Services Group, Inc. ............          400       37,425
  Jefferson-Pilot Corporation.........................          200       15,575
  Lincoln National Corporation........................          400       31,250
  Marsh & McLennan Companies, Inc. ...................          600       44,737
  MBIA Inc. ..........................................          400       26,725
  MGIC Investment Corporation.........................          400       26,600
  Progressive Corporation.............................          200       23,975
  SAFECO Corporation..................................          400       19,500
  St. Paul Companies Inc. ............................          200       16,412
  SunAmerica..........................................          600       25,650
  Torchmark Corporation...............................          400       16,825
  Transamerica Corporation............................          200       21,300
  United Healthcare Corporation.......................          600       29,812
  UNUM Corporation....................................          400       21,750
  USF & G Corporation.................................          400        8,825
                                                         ----------   ----------
                                                             12,550    1,029,581
                                                         ----------   ----------

Machinery and Heavy Equipment - .72%
  Caterpillar Inc. ...................................        1,200       58,275
  Cincinnati Milacron Inc. ...........................          100        2,594
  Deere & Company.....................................          800       46,650
  Dover Corporation...................................          800       28,900
  Ingersoll-Rand Company..............................          600       24,300
  Parker-Hannifin Corporation.........................          300       13,762
                                                         ----------   ----------
                                                              3,800      174,481
                                                         ----------   ----------

Manufacturing - 1.05%
  Alcan Aluminum Ltd..................................          700       19,338
  Aluminum Company of America.........................          600       42,225
  Boston Scientific Corporation*......................          700       32,113
  Briggs & Stratton Corporation.......................          100        4,856
  Brown-Forman Corporation, Class B...................          200       11,050
  Case Corporation....................................          300       18,131
  LSI Logic Corporation*..............................          500        9,875
  Micron Technology Inc.*.............................          700       18,200
  PACCAR Inc. ........................................          200       10,500
  Reynolds Metals Company.............................          200       12,000
  Sherwin-Williams Company............................          600       16,650
  Silicon Graphics Inc.*..............................          600        7,462
  Thermo Electron Corporation*........................          400       17,800
  3COM Corporation*...................................        1,000       34,937
                                                         ----------   ----------
                                                              6,800      255,137
                                                         ----------   ----------

Medical Instruments, Services and Supplies - 1.15%
  Bard (C.R.), Inc. ..................................          200        6,263
  Baxter International Inc. ..........................          900       45,394
  Biomet, Inc. .......................................          300        7,688
  Cardinal Health, Inc. ..............................          300       22,538
  Guidant Corporation.................................          600       37,350
  HBO & Company.......................................          600       28,800
  HEALTHSOUTH Corporation.............................        1,200       33,300
  Medtronic, Inc. ....................................        1,400       73,237
  Shared Medical Systems Corporation..................          100        6,600
  St. Jude Medical, Inc.*.............................          300        9,150
  United States Surgical Corporation..................          300        8,794
                                                         ----------   ----------
                                                              6,200      279,114
                                                         ----------   ----------

Metals and Mining - .47%
  Allegheny Teledyne, Inc. ...........................          600   $   15,525
  ASARCO Inc. ........................................          100        2,244
  Barrick Gold Corporation............................        1,100       20,488
  Battle Mountain Gold Company........................          700        4,113
  Cyprus Amax Minerals Company........................          300        4,613
  Echo Bay Mines Ltd.*................................          400          975
  Freeport McMoRan Copper & Gold, Class B.............          600        9,450
  Homestake Mining Company............................          500        4,437
  Inco Ltd............................................          600       10,200
  Newmont Mining Corporation..........................          472       13,865
  Phelps Dodge Corporation............................          300       18,675
  Placer Dome, Inc. ..................................          700        8,881
                                                         ----------   ----------
                                                              6,372      113,466
                                                         ----------   ----------

Miscellaneous - .48%
  S & P Depositary Receipt............................        1,200   $  116,475
                                                         ----------   ----------
Natural Gas - .47%
  Columbia Gas System, Inc. ..........................          200       15,713
  Consolidated Natural Gas Company....................          300       18,150
  Enron Corporation...................................        1,100       45,719
  NICOR Inc. .........................................          100        4,219
  ONEOK Inc. .........................................          100        4,037
  Pacific Enterprises Inc. ............................         300       11,287
  Sonat, Inc. ........................................          300       13,725
                                                         ----------   ----------
                                                              2,400      112,850
                                                         ----------   ----------

News and Publishing - .95%
  Gannett Company Inc. ...............................        1,000       61,812
  Kimberly-Clark Corporation..........................        1,800       88,762
  Knight-Ridder Inc. .................................          300       15,600
  New York Times Company, Class A.....................          300       19,837
  Times Mirror Company (New), Class A.................          300       18,450
  Tribune Company.....................................          400       24,900
                                                         ----------   ----------
                                                              4,100      229,361
                                                         ----------   ----------

Oil - 7.77%
  Amerada Hess Corporation............................          300       16,463
  Amoco Corporation...................................        1,600      136,200
  Anadarko Petroleum Company..........................          200       12,138
  Apache Corporation..................................          300       10,519
  Ashland, Inc. ......................................          200       10,738
  Atlantic Richfield Company..........................        1,000       80,125
  Baker Hughes Inc. ..................................          500       21,813
  Chevron Corporation.................................        2,000      154,000
  Coastal Corporation.................................          300       18,581
  Exxon Corporation...................................        7,900      483,381
  Halliburton Company.................................          800       41,550
  McDermott International, Inc. ......................          200        7,325
  Mobil Corporation...................................        2,600      187,687
  Occidental Petroleum Corporation....................        1,100       32,244
  Oryx Energy Company*................................          400       10,200
  Pennzoil Company....................................          100        6,681
  Phillips Petroleum Company..........................          900       43,762
  Royal Dutch Petroleum Company.......................        6,800      368,475
  Tenneco Inc. .......................................          500       19,750
  Texaco Inc. ........................................        1,600       87,000
  Union Pacific Corporation...........................          800       49,950
  Union Pacific Resources Group.......................          800       19,400
  Unocal Corporation..................................          800       31,050
  USX-Marathon Group Common (New).....................          900       30,375
                                                         ----------   ----------
                                                             32,600    1,879,407
                                                         ----------   ----------

MML Equity Index Fund

December 31, 1997



                                                           Number      Market
                                                             of        Value
                                                           Shares    (Note 2A)
                                                           ------   ------------
EQUITIES (Continued)

Oil Equipment and Services - .65%
  Helmerich & Payne, Inc............................          200     $   13,575
  Schlumberger Ltd..................................        1,600        128,800
  Western Atlas, Inc................................          200         14,800
                                                       ----------     ----------
                                                            2,000        157,175
                                                       ----------     ----------
Paper and Forest Products - .74%
  Bemis Company Inc.................................          200          8,813
  Boise Cascade Corporation ........................          200          6,050
  Champion International Corporation ...............          300         13,594
  Fort James Corporation ...........................          600         22,950
  Georgia-Pacific Corporation ......................          300         18,225
  Harnischfeger Industries Inc......................          100          3,531
  International Paper Company ......................        1,000         43,125
  Louisiana Pacific Corporation ....................          300          5,700
  Mead Corporation .................................          200          5,600
  Potlatch Corporation .............................          100          4,300
  Stone Container Corporation* .....................          400          4,175
  Weyerhaeuser Company .............................          600         29,437
  Willamette Industries Inc.........................          400         12,875
                                                       ----------     ----------
                                                            4,700        178,375
                                                       ----------     ----------
Personal Items - 3.05%
  Colgate-Palmolive Company ........................        1,000         73,500
  Gillette Company .................................        1,800        180,787
  International Flavors & Fragrances, Inc. .........          300         15,450
  Jostens Inc.......................................          200          4,612
  Proctor & Gamble Company .........................        4,400        351,175
  Warner-Lambert Company ...........................          900        111,600
                                                       ----------     ----------
                                                            8,600        737,124
                                                       ----------     ----------
Petroleum Refining - .20%
  Rowan Companies* .................................          300          9,150
  Sun Company ......................................          300         12,619
  Williams Companies Inc............................        1,000         28,375
                                                       ----------     ----------
                                                            1,600         50,144
                                                       ----------     ----------
Pharmaceuticals - 4.31%
  ALZA Corporation .................................          300          9,544
  Bristol-Myers Squibb Company .....................        3,200        302,800
  Johnson & Johnson ................................        4,300        283,262
  Lilly (Eli) & Company ............................        3,400        236,725
  Pharmacia & Upjohn Inc............................        1,700         62,262
  Schering-Plough Corporation ......................        2,400        149,100
                                                       ----------     ----------
                                                           15,300      1,043,693
                                                       ----------     ----------
Photographic Equipment and Supplies - .32%
  Eastman Kodak Company ............................        1,100         66,894
  Polaroid Corporation .............................          200          9,737
                                                       ----------     ----------
                                                            1,300         76,631
                                                       ----------     ----------
Printing and Publishing - .30%
  American Greetings Corporation, Class A ..........          200          7,825
  Donnelley (RR) & Sons Company ....................          500         18,625
  Dun & Bradstreet Corporation .....................          500         15,469
  McGraw-Hill Inc...................................          300         22,200
  Westvaco Corporation .............................          300          9,431
                                                       ----------     ----------
                                                            1,800         73,550
                                                       ----------     ----------
Railroads - .15%
  Norfolk Southern Corporation .....................        1,200         36,975
                                                       ----------     ----------


Research and Development - .18%
  Amgen Inc.........................................          800     $   43,300
                                                       ----------     ----------

Retail - Store - 3.50%
  American Stores Company ..........................          800         16,450
  Charming Shoppes Inc.* ...........................          400          1,875
  Circuit City Stores Inc. - Circuit City Group ....          400         14,225
  CVS Corporation ..................................          600         38,438
  Dayton Hudson Corporation ........................          700         47,250
  Dillard's Inc., Class A ..........................          400         14,100
  Federated Department Store* ......................          600         25,838
  Gap Inc...........................................        1,350         47,841
  K mart Corporation* ..............................        1,500         17,344
  Limited Inc.......................................          900         22,950
  Longs Drug Stores Company ........................          100          3,212
  May Department Stores Company ....................          800         42,150
  Mercantile Stores Company ........................          200         12,175
  Nordstrom, Inc....................................          200         12,075
  Penney (J.C.) Company Inc.........................          800         48,250
  Rite Aid Corporation .............................          400         23,475
  Russell Corporation ..............................          100          2,656
  Sears, Roebuck & Company .........................        1,300         58,825
  TJX Companies, Inc................................          400         13,750
  Toys R Us Inc.* ..................................        1,000         31,437
  Walgreen Company .................................        1,600         50,200
  Wal-Mart Stores, Inc..............................        7,400        291,837
  Woolworth Corporation* ...........................          500         10,187
                                                       ----------     ----------
                                                           22,450        846,540
                                                       ----------     ----------
Savings and Loan Associations - .35%
  Ahmanson (H.F.) Company ..........................          400         26,775
  Golden West Financial Corporation ................          100          9,781
  Washington Mutual Inc.............................          760         48,497
                                                       ----------     ----------
                                                            1,260         85,053
                                                       ----------     ----------
Soaps and Detergents - .13%
  Clorox Company ...................................          400         31,625
                                                       ----------     ----------

Steel - .17%
  Armco Inc.* ......................................          400          1,975
  Bethlehem Steel Corporation* .....................          400          3,450
  Inland Steel Industries Inc.......................          200          3,425
  Nucor Corporation ................................          300         14,494
  Timken Company ...................................          200          6,875
  USX-U.S. Steel Group Inc..........................          200          6,250
  Worthington Industries, Inc.......................          300          4,950
                                                       ----------     ----------
                                                            2,000         41,419
                                                       ----------     ----------
Technology - .71%
  Ameritech Corporation ............................        1,800        144,900
  ITT Industries ...................................          400         12,550
  Millipore Corporation ............................          200          6,787
  Perkin-Elmer Corporation .........................          100          7,106
                                                       ----------     ----------
                                                            2,500        171,343
                                                       ----------     ----------
Telecommunications - 7.55%
  AirTouch Communications, Inc.* ...................        1,600         66,500
  ALLTEL Corporation ...............................          600         24,638
  Andrew Corporation ...............................          300          7,200
  AT&T Corporation .................................        5,200        318,500
  Bell Atlantic Corporation ........................        2,475        225,225
  BellSouth Corporation ............................        3,200        180,200

MML Equity Index Fund

December 31, 1997


                                                         Number        Market
                                                           of           Value
                                                         Shares       (Note 2A)
                                                         ------      ----------
EQUITIES (Continued)

Telecommunications (Continued)
 Comcast Corporation, Special Class A
  (non-voting) ..................................         1,000      $   31,563
 DSC Communications Corporation* ................           300           7,200
 Frontier Corporation ...........................           600          14,437
 Lucent Technologies, Inc. ......................         2,100         167,737
 MCI Communications Corporation .................         2,200          94,187
 Nextlevel Systems* .............................           500           8,937
 Northern Telecommunications Ltd. ...............           800          71,200
 SBC Communications .............................         3,000         219,750
 Sprint Corporation .............................         1,400          82,075
 Tele-Communications Inc., Class A ..............         1,700          47,494
 US West, Inc. ..................................         1,500          67,687
 US West Media, lnc.* ...........................         2,000          57,750
 Viacom Inc., Class B* ..........................         1,200          49,725
 WorldCom, lnc.* ................................         2,800          84,700
                                                      ---------      ----------
                                                         34,475       1,826,705
                                                      ---------      ----------
Tire and Rubber - .21%
 Cooper Tire & Rubber Company ...................           300           7,313
 Goodrich (B.F.) Company ........................           300          12,431
 Goodyear Tire & Rubber Company .................           500          31,812
                                                      ---------      ----------
                                                          1,100          51,556
                                                      ---------      ----------
Transportation - .23%
 Burlington Northern Santa Fe ...................           500          48,469
 Ryder System, Inc. .............................           300           9,825
                                                      ---------      ----------
                                                            800          56,294
                                                      ---------      ----------
Utilities - 2.52%
 American Electric Power Company, Inc. ..........           600          30,975
 Baltimore Gas & Electric Company ...............           400          13,625
 Carolina Power & Light Company .................           500          21,219
 Central & Southwest Corporation ................           600          16,238
 Cinergy Corporation ............................           500          19,188
 Consolidated Edison Company ....................           700          28,700
 Dominion Resources, Inc. .......................           600          25,538
 DTE Energy Company .............................           500          17,344
 Duke Energy Company ............................         1,122          62,131
 Edison International ...........................         1,400          38,063
 Entergy Corporation ............................           700          20,956
 FPL Group, Inc. ................................           500          29,594
 GPU, Inc. ......................................           400          16,850
 Houston Industries, Inc. .......................           899          23,992
 National Service Industries, Inc. ..............           100           4,956
 Niagara Mohawk Power Corporation* ..............           500           5,250
 Northern States Power Company ..................           200          11,650
 PacifiCorp .....................................           900          24,581
 PECO Energy Company ............................           700          16,975
 Peoples Energy Corporation .....................           100           3,937
 PG & E Corporation .............................         1,300          39,569
 PP & L Resources Inc. ..........................           500          11,969
 Southern Company ...............................         2,200          56,925
 Texas Utilities Company ........................           745          30,964
 Unicom Corporation .............................           700          21,525
 Union Electric Company .........................           400          17,300
                                                   ------------    ------------
                                                         17,766         610,014
                                                   ------------    ------------
Waste Management - .33%
 Browning-Ferris Industries, Inc. ...............           700          25,900
 Laidlaw Inc., Class B (non-voting) .............         1,000          13,625
 Waste Management, Inc. .........................         1,500          41,250
                                                   ------------    ------------
                                                          3,200          80,775
                                                   ------------    ------------
Total Equities
 (Cost $20,277,732) .............................                    24,449,294
                                                                   ------------

SHORT-TERM INVESTMENTS - .12%
 (Cost $28,284)
 Dreyfus Cash Management Fund, Class A ..........        28,284          28,284
                                                   ------------    ------------

Total Investments
 (Cost $20,306,016) (a) .........................        101.14      24,477,578
Other Assets and Liabilities (Net) ..............         (1.14)       (275,815)
                                                   ------------    ------------
                                                         100.00%   $ 24,201,763
                                                   ============    ============


(a) Federal Income Tax Information: At December 31, 1997 the net unrealized appreciation on investments based on cost of $20,306,016 for federal income tax purposes is as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there is an excess of
    market value over tax cost.................................... $  4,519,913

    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of tax
    cost over market value........................................     (348,351)
                                                                   ------------
    Net unrealized appreciation................................... $  4,171,562
                                                                   ============


* Non-income producing security.



                       See Notes to Financial Statements.
                                      12

Notes To Financial Statements

1.  HISTORY

MML Equity Index Fund ("the Fund") is a non-diversified fund series of MML Series Investment Fund ("MML Trust"), a no load, open-end, management investment company registered as such under the Investment Company Act of 1940. MML Trust, which has five separate series of shares, was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of the Trust.

MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purposes of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by the life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

Information presented in these financial statements pertains only to the Fund. Information for the other series of MML Trust are presented under a separate cover.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements in conformity with generally accepted accounting principles.

    A. Investment Valuation

    Generally, the Fund values its Portfolio's securities at market value or, in the absence of market value with respect to any portfolio security, at fair value as determined by, or under the direction of, the Board of Trustees of MML Trust ("the Board"). Portfolio securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which provides the last reported sale price for securities listed on a national securities exchange, or on the NASDAQ national market system. If securities are unlisted or there is no reported sales price, the bid price of the prior trade date will be used. Short-term debt obligations with less than one year, but more than sixty days to maturity from the date of purchase are valued on the basis of their market value. Debt obligations with sixty days or less to maturity from the date of purchase are generally valued at amortized cost when the Board believes amortized cost approximates market value.

    B. Accounting For Investments

    Investment transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date. Interest income is recorded on the accrual basis.

    Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

    C. Dividends and Distributions

    Dividends of net investment income and distributions of capital gains are declared and paid annually or as approved by the Board to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses and differing characterizations of distributions made by the Fund. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Fund.

    D. Federal Income Tax

    The MML Trust has established a policy for the Fund to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As a result, the Fund will not be subject to federal income tax on any net investment income and any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

    E. Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT MANAGEMENT FEE

MassMutual serves as investment adviser to the Fund pursuant to an investment management agreement (the "Investment Management Agreement"). For acting as such, MassMutual receives a quarterly fee at the annual rate of .40% of the first $100,000,000 of the average daily net asset value of the Fund, .38% of the next $150,000,000 and .36% of any excess over $250,000,000. MassMutual has agreed to bear expenses of the Fund (other than the management fee, interest, taxes, any required trademark licensing fees, custodial fees, brokerage commissions and extraordinary expenses) in excess of .11% of average daily net asset value of the Fund through April 30, 1998. MassMutual also acts as transfer agent and dividend paying agent.

MassMutual has entered into an investment sub-advisory agreement with Mellon Equity Associates ("Mellon Equity"), which provides that Mellon Equity will serve as the Fund's investment sub-advisor, providing day-to-day management of the Fund's investments.

4.  PURCHASE AND SALES OF INVESTMENTS


For the Period from May 1, 1997                                    Proceeds
(Commencement of Operations)                   Acquisition         from Sales
through December 31, 1997                          Cost          and Maturities
-------------------------                     -------------      --------------

Equities..................................    $  20,590,785      $     356,112
Short-term Investments....................       20,592,434      $  20,572,987

5.  NET INCREASE FROM CAPITAL SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest to the Fund at $0.01 par value. Changes in shares of beneficial interest are as follows:

For the Period from May 1, 1997
(Commencement of Operations)
through December 31, 1997
-------------------------

Shares
  Sales of shares................................................    2,002,676
  Redemption of shares...........................................           (1)
                                                                   -----------
  Net Increase...................................................    2,002,675
                                                                   ===========

Amount
  Sales of shares................................................  $20,030,027
  Redemption of shares...........................................           (8)
                                                                   -----------
  Net Increase...................................................  $20,030,019
                                                                   ===========

6.  INVESTMENT RISK AND CONSIDERATION

Since the fund is non-diversified and a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same economic sector, the Fund's portfolio may be more sensitive to changes in market value of a single issuer or industry.

Report Of Independent Accountants

To the Board of Trustees and Shareholders of MML Series Investment Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of the MML Equity Index Fund, which is a component of the MML Series Investment Fund (a Massachusetts business trust), as of December 31, 1997, and the related statement of operations and statement of changes in net assets for the period from May 1, 1997 (commencement of operations) through December 31, 1997, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 1997, the results of their respective operations and changes in net assets for the period then ended, and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.

                                         Coopers & Lybrand L.L.P.

Springfield, Massachusetts
January 30, 1998